Risks and Uncertainties (Details) - 12 months ended Jun. 30, 2026 - Credit Risk [Member]	HKD ($)	USD ($)	CNY (¥)
Indonesia [Member]
Risks and Uncertainties [Line Items]
Bank balances		$ 6,557
Singapore [Member]
Risks and Uncertainties [Line Items]
Bank balances		228,136
Hong Kong Deposit Protection Board Member
Risks and Uncertainties [Line Items]
Bank balances		2,664,947
Foreign deposit-protection limit	$ 800,000
PRC [Member]
Risks and Uncertainties [Line Items]
Bank balances		2,240,552
Deposit insurance limit | ¥			¥ 500,000
Financial Institutions In Vietnam [Member]
Risks and Uncertainties [Line Items]
Bank balances		$ 470,451